Pensions and other post-retirement benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) director chairman participant	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Funded
Disclosure of defined benefit plans [line items]
Aggregate contributions	$ 74	$ 274	$ 325
Expected aggregate contributions	$ 150
United Kingdom
Disclosure of defined benefit plans [line items]
Number of member-nominated directors in trustee board (director) | director	4
Number of company-nominated directors In trustee board (director) | director	4
Number of company-nominated independent directors in trustee board (director) | director	1
Number of company-nominated independent chairman in trustee board (chairman) | chairman	1
Contribution coverage period	5 years
Percentage of plan asset transfers from equity to bonds investment instrument	2.00%	5.00%
United Kingdom | Government issued nominal bondsd
Disclosure of defined benefit plans [line items]
Government issued nominal bonds under liability driven investments LDI	$ 3,981	$ 7,399
United Kingdom | Government issued index-linked bondsd
Disclosure of defined benefit plans [line items]
Index linked bonds under liability driven investments	$ 11,945	$ 24,516
US
Disclosure of defined benefit plans [line items]
Number of companies employees serving as investment committee members (employee) | participant	7
Percentage of plan asset transfers from equity to bonds investment instrument	3.00%	13.00%